Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(10)	Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not for profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of
October 31,
2016
and
2015
have been adequately provided for in the consolidated financial statements.

For the year ended
October 31, 2016,
15.1%,
or approximately
$9.7
million of consolidated net sales were attributable to
one
customer. No other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2016.
As of
October 31, 2016,
the same customer had an outstanding balance payable to the Company totaling
8.6%
of total consolidated shareholders’ equity. No other customer had an outstanding balance payable to the Company in excess of
5%
of total consolidated shareholders’ equity.

For the year ended
October 31, 2015,
13.6%
and
10.8%,
or approximately
$10.0
million and
$8.0
million, of consolidated net sales were attributable to
two
customers. No other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2015.
As of
October 31, 2015,
no single customer had an outstanding balance payable to the Company in excess of
5%
of total consolidated shareholders’ equity.

For the year ended
October 31, 2014,
16.8%,
or approximately
$14.0
million of consolidated net sales were attributable to
one
customer. No other customer accounted for more than
10%
of consolidated net sales for the year ended
October 31, 2014.

For the years ended
October 31, 2016,
2015
and
2014,
approximately
80%,
78%
and
79%,
respectively, of net sales were from customers in the United States, while approximately
20%,
22%
and
21%,
respectively, were from customers outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended
October 31, 2016,
2015
and
2014
were as follows:

	Years ended October 31,
	2016	2015	2014
United States	$51,379,528	$57,402,020	$65,457,787
Outside the United States	13,236,473	16,166,718	17,519,945
Total net sales	$64,616,001	$73,568,738	$82,977,732

No individual country outside of the United States accounted for more than
10%
of total net sales in fiscal years
2016,
2015
or
2014.

The Company has a single reportable segment for purposes of segment reporting.